Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 1, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000720309
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011

Managers Special Equity Fund (Prospectus Summary): | Managers Special Equity Fund
Managers Special Equity Fund

THE MANAGERS FUNDS

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Supplement dated July 1, 2011 to the

Prospectus dated April 1, 2011

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund, Managers International Equity Fund and Managers Emerging Markets Equity Fund (each a “Fund” and collectively the “Funds”), each a series of The Managers  Funds (the “Trust”), contained in the Funds’ prospectus dated April 1, 2011 (the “Prospectus”).

Managers Special Equity Fund

At a meeting held on June 9-10, 2011, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers Special Equity Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2011, Managers Investment Group LLC (“Managers”) has contractually agreed, until at least May 1, 2013, to limit Managers Special Equity Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.11% of average daily net assets of the Fund. Immediately prior to July 1, 2011, the Fund had a contractual expense limitation of 1.14%.

Effective July 1, 2011, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 2 of the Prospectus are hereby replaced with the following:

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers Special Equity Fund		Managers Class	Institutional Class
Management Fee		0.90%	0.90%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.65%	0.40%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.56%	1.31%
Fee Waiver and Expense Reimbursements	[2]	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.37%	1.12%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.11% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Managers Class and Institutional Class would be 1.37% and 1.12%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example Managers Special Equity Fund (USD $)	Expense Example, With Redemption, No Expense Reimbursement, 1 Year	Expense Example, With Redemption, No Expense Reimbursement, 3 Years	Expense Example, With Redemption, No Expense Reimbursement, 5 Years	Expense Example, With Redemption, No Expense Reimbursement, 10 Years
Managers Class	139	458	816	1,826
Institutional Class	114	380	684	1,548

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Managers Special Equity Fund (Prospectus Summary): | Managers Special Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Special Equity Fund
Supplement Text	ck0000720309_SupplementTextBlock

THE MANAGERS FUNDS

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Supplement dated July 1, 2011 to the

Prospectus dated April 1, 2011

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund, Managers International Equity Fund and Managers Emerging Markets Equity Fund (each a “Fund” and collectively the “Funds”), each a series of The Managers  Funds (the “Trust”), contained in the Funds’ prospectus dated April 1, 2011 (the “Prospectus”).

Managers Special Equity Fund

At a meeting held on June 9-10, 2011, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers Special Equity Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2011, Managers Investment Group LLC (“Managers”) has contractually agreed, until at least May 1, 2013, to limit Managers Special Equity Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.11% of average daily net assets of the Fund. Immediately prior to July 1, 2011, the Fund had a contractual expense limitation of 1.14%.

Effective July 1, 2011, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 2 of the Prospectus are hereby replaced with the following:

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Managers Special Equity Fund | Managers Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGSEX
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.37%	[1]
Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement1Year	139
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement3Years	458
Expense Example, With Redemption, No Expense Reimbursement, 5 Years	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement5Years	816
Expense Example, With Redemption, No Expense Reimbursement, 10 Years	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement10Years	1,826
Managers Special Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEIX
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.12%	[1]
Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement1Year	114
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement3Years	380
Expense Example, With Redemption, No Expense Reimbursement, 5 Years	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement5Years	684
Expense Example, With Redemption, No Expense Reimbursement, 10 Years	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement10Years	1,548

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.11% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Managers Class and Institutional Class would be 1.37% and 1.12%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

Managers International Equity Fund (Prospectus Summary): | Managers International Equity Fund
Managers International Equity Fund

THE MANAGERS FUNDS

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Supplement dated July 1, 2011 to the

Prospectus dated April 1, 2011

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund, Managers International Equity Fund and Managers Emerging Markets Equity Fund (each a “Fund” and collectively the “Funds”), each a series of The Managers  Funds (the “Trust”), contained in the Funds’ prospectus dated April 1, 2011 (the “Prospectus”).

Managers International Equity Fund

At a meeting held on 9-10, 2011, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers International Equity Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2011, Managers has contractually agreed, until at least May 1, 2013, to limit Managers International Equity Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.34% of average daily net assets of the Fund. Immediately prior to July 1, 2011, the Fund had a contractual expense limitation of 1.39%.

Effective July 1, 2011, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 5 of the Prospectus are hereby replaced with the following:

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers Class Managers International Equity Fund
Management Fee		0.90%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.55%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.46%
Fee Waiver and Expense Reimbursements	[2]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.35%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.34% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, No Expense Reimbursement, 1 Year	Expense Example, With Redemption, No Expense Reimbursement, 3 Years	Expense Example, With Redemption, No Expense Reimbursement, 5 Years	Expense Example, With Redemption, No Expense Reimbursement, 10 Years
Managers Class Managers International Equity Fund	137	442	778	1,729

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Managers International Equity Fund (Prospectus Summary): | Managers International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers International Equity Fund
Supplement Text	ck0000720309_SupplementTextBlock

THE MANAGERS FUNDS

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Supplement dated July 1, 2011 to the

Prospectus dated April 1, 2011

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund, Managers International Equity Fund and Managers Emerging Markets Equity Fund (each a “Fund” and collectively the “Funds”), each a series of The Managers  Funds (the “Trust”), contained in the Funds’ prospectus dated April 1, 2011 (the “Prospectus”).

Managers International Equity Fund

At a meeting held on 9-10, 2011, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers International Equity Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2011, Managers has contractually agreed, until at least May 1, 2013, to limit Managers International Equity Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.34% of average daily net assets of the Fund. Immediately prior to July 1, 2011, the Fund had a contractual expense limitation of 1.39%.

Effective July 1, 2011, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 5 of the Prospectus are hereby replaced with the following:

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Managers International Equity Fund | Managers Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGITX
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[1]
Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement1Year	137
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement3Years	442
Expense Example, With Redemption, No Expense Reimbursement, 5 Years	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement5Years	778
Expense Example, With Redemption, No Expense Reimbursement, 10 Years	ck0000720309_ExpenseExampleWithRedemptionNoExpenseReimbursement10Years	1,729

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.34% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

Managers Emerging Markets Equity Fund (Prospectus Summary): | Managers Emerging Markets Equity Fund
Managers Emerging Markets Equity Fund

THE MANAGERS FUNDS

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Supplement dated July 1, 2011 to the

Prospectus dated April 1, 2011

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund, Managers International Equity Fund and Managers Emerging Markets Equity Fund (each a “Fund” and collectively the “Funds”), each a series of The Managers  Funds (the “Trust”), contained in the Funds’ prospectus dated April 1, 2011 (the “Prospectus”).

Managers Emerging Markets Equity Fund

At a meeting held on June 9-10, 2011, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers Emerging Markets Equity Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2011, Managers has contractually agreed, until at least May 1, 2013, to limit Managers Emerging Markets Equity Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.64% of average daily net assets of the Fund. Immediately prior to July 1, 2011, the Fund had a contractual expense limitation of 1.74%.

Effective July 1, 2011, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 8 of the Prospectus are hereby replaced with the  following:

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers Emerging Markets Equity Fund
Management Fee		1.15%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.92%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	2.08%
Fee Waiver and Expense Reimbursements	[2]	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.65%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.64% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Managers Emerging Markets Equity Fund	168	574	1,045	2,346

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Managers Emerging Markets Equity Fund (Prospectus Summary): | Managers Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Emerging Markets Equity Fund
Supplement Text	ck0000720309_SupplementTextBlock

THE MANAGERS FUNDS

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Supplement dated July 1, 2011 to the

Prospectus dated April 1, 2011

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund, Managers International Equity Fund and Managers Emerging Markets Equity Fund (each a “Fund” and collectively the “Funds”), each a series of The Managers  Funds (the “Trust”), contained in the Funds’ prospectus dated April 1, 2011 (the “Prospectus”).

Managers Emerging Markets Equity Fund

At a meeting held on June 9-10, 2011, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers Emerging Markets Equity Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2011, Managers has contractually agreed, until at least May 1, 2013, to limit Managers Emerging Markets Equity Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.64% of average daily net assets of the Fund. Immediately prior to July 1, 2011, the Fund had a contractual expense limitation of 1.74%.

Effective July 1, 2011, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 8 of the Prospectus are hereby replaced with the  following:

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Managers Emerging Markets Equity Fund | Managers Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMEX
Management Fee	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.65%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	574
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,346

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.64% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.